Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue
3. Revenue
Disaggregation of revenue
The following table presents Group revenue disaggregated by type of revenue stream and by reportable segment:

Year ended 31 December 2019	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	840	247	87	—	1,174

Incentive management fees	13	90	48	—	151

Central revenue	—	—	—	185	185

Revenue from fee business	853	337	135	185	1,510

Revenue from owned, leased and managed lease hotels	187	386	—	—	573

	1,040	723	135	185	2,083

System Fund revenues (note 3 3 )					1,373

Reimbursement of costs					1,171

Total revenue					4,627

Year ended 31 December 2018	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	835	227	94	—	1,156

Incentive management fees	18	93	49	—	160

Central revenue	—	—	—	170	170

Revenue from fee business	853	320	143	170	1,486

Revenue from owned, leased and managed lease hotels	198	249	—	—	447

	1,051	569	143	170	1,933

System Fund revenues (note 3 3 )					1,233

Reimbursement of costs					1,171

Total revenue					4,337

Year ended 31 December 2017	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	795	204	73	—	1,072

Incentive management fees	16	90	44	—	150

Central revenue	—	—	—	157	157

Revenue from fee business	811	294	117	157	1,379

Revenue from owned, leased and managed lease hotels	188	163	—	—	351

	999	457	117	157	1,730

System Fund revenues (note 33 )					1,242

Reimbursement of costs					1,103

Total revenue					4,075

Contract balances

	2019 $m	2018 $m
Trade receivables (note 18 )	514	474

Contract assets	334	290

Deferred revenue	(1,564)	(1,506)

A trade receivable is recorded when the Group has issued an invoice and has an unconditional right to receive payment. In respect of franchise fees, base and incentive management fees, Central revenue and revenues from owned, leased and managed lease hotels, the invoice is typically issued as the related performance obligations are satisfied, as described on page
144
.

Contract assets

(including performance guarantees)
Contract assets are recorded in respect of key money
payments; the difference, if any, between the face and market value of loans made to owners; and the value of payments under performance guarantees.

	2019 $m	2018 $m
At 1 January	290	258

Costs paid	64	58

Recognised as a deduction to revenue	(22)	(19)

Repayments	(1)	(2)

Exchange and other adjustments	3	(5)

At 31 December	334	290

Analysed as:

Current	23	20

Non-current	311	270

	334	290

At 31 December 2019, the amount of performance guarantees included within trade and other payables was $2m (2018: $3m) and the maximum payout remaining under such guarantees was $85m (2018: $42m).
Deferred revenue
Deferred revenue is recognised when payment is received before the related performance obligation is satisfied. The main categories of deferred revenue relate to the Loyalty programme, co-branding
agreements, and franchise application and
re-licensing
fees.

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2018	1,057	88	163	49	1,357

Acquisition of businesses	—	—	—	8	8

Increase in deferred revenue	540	—	36	67	643

Recognised as revenue	(416)	(11)	(23)	(47)	(497)

Exchange and other adjustments	—	—	(1)	(4)	(5)

At 31 December 2018	1,181	77	175	73	1,506

Acquisition of businesses	—	—	—	2	2

Increase in deferred revenue	533	—	26	64	623

Recognised as revenue	(481)	(11)	(25)	(49)	(566)

Exchange and other adjustments	—	—	(4)	3	(1)

At 31 December 2019	1,233	66	172	93	1,564

At 31 December 2019
Analysed as:

Current	476	11	25	43	555

Non-current	757	55	147	50	1,009

	1,233	66	172	93	1,564

At 31 December 2018
Analysed as:

Current	491	11	23	47	572

Non-current	690	66	152	26	934

	1,181	77	175	73	1,506

The table on the previous page does not include amounts which were received and recognised as revenue in the same
year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.
Loyalty programme revenues, shown gross in the table on the previous page, are presented net of the corresponding redemption cost in the Group income statement.
Other deferred revenue includes guest deposits received by owned, leased and managed lease hotels.
Transaction price allocated to remaining performance obligations
The Group has applied the practical expedient in IFRS 15 not to disclose the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied or partially unsatisfied as at the end of the reporting period for all amounts where the Group has a right to consideration in an amount that corresponds directly with the value to the customer of the Group’s performance completed to date (including franchise and management fees).
Amounts received and not yet recognised related to performance obligations that were unsatisfied at 31 December 2019 are as follows:

	2019			2018
Expected to be recognised in:	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Less than one year	487	68	555	502	70	572

Between one and two years	292	34	326	257	31	288

Between two and three years	176	30	206	158	26	184

Between three and four years	115	27	142	106	22	128

Between four and five years	79	27	106	75	20	95

More than five years	150	79	229	160	79	239

	1,299	265	1,564	1,258	248	1,506

Contract costs
Movements in contract costs, typically developer commissions, are as follows:

	2019 $m	2018 $m
At 1 January	60	58

Costs incurred	19	9

Amortisation	(7)	(7)

At 31 December	72	60

Analysed as:

Current	5	5

Non-current	67	55

	72	60